UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22691

The First Western Funds Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

John Swhear

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

First Western Fixed Income Fund First Western Short Duration Bond Fund First Western Short Duration High Yield Credit Fund SEMI-ANNUAL REPORT February 28, 2017 (Unaudited)

FIRST WESTERN FUNDS
Semi-Annual Shareholder Letter
March 31, 2017 (Unaudited)

High Wire Act

Jean-Francois Gravelet, better known as Blondin, was viewed as the most famous tightrope walker of his day. With his first professional performance at the age of five, Blondin would eventually stun the world with his first crossing of the Niagara Falls in 1859. Capitalizing on the world’s newfound love of tightroping, the Flying Wallendas were responsible for transforming the amusing circus act into a spectacle. Their high wire routine involved numerous family members and death defying stunts. Unfortunately, many Wallendas perished over the years, as one small error can lead to tragic consequences.

Much like the precision required by high wire acts, the Federal Reserve finds itself in a precarious position in which any misstep could prove fatal. The Flying Wallendas had the advantage of being able to confidently ascertain the vital inputs, such as the tautness of the wire and the strength and direction of the wind. The Fed, on the other hand, faces considerable difficulty in measuring the strength and importance of numerous data points within an extremely complex domestic and global ecosystem.

Transitioning from an economy buoyed by monetary accommodation to one supported by fiscal policy is tricky on its own, but add to that a new White House administration with views that appear to differ from long-established Republican ideology and it becomes downright challenging to anticipate the potential economic outcome and market impact.

Following the Great Recession, the adoption of extreme monetary accommodation proved to be quite the elixir for all that ailed the economy. Near zero interest rates enabled cheap borrowing and encouraged investors to move out the risk curve. Moreover, a relatively steep yield curve helped cure the weakened banks which, in turn, facilitated looser lending practices.

The traditional tool of the Fed, lowering short-term interest rates, was greatly enhanced by the massive bond purchases for the central bank’s coffers. With a balance sheet that has grown to approximately $4.5 trillion, the three phases of this quantitative easing program resulted in the Fed holding 31% of all mortgaged-backed securities and 15% of all Treasury bills, notes, and bonds.

With the strength of the domestic economy finally healthy enough to warrant a reduction of the Fed’s largesse, the strategy (and pace) of the un-wind will prove vital. Monetary missteps can spark volatility and lessen the credibility of the central bank. Due to generationally low interest rates, unprecedented quantitative easing, and record size of the Fed’s bond holdings, there is no historical road map to guide us. Instead, the Fed must learn as it goes. Tighten monetary policy too quickly and recessionary risk may elevate. Remove the monetary accommodation too slowly or with the improper mix of higher rates and reduced Fed balance sheet, then long dormant inflation may rear its ugly head.

Only two modest rate hikes into this tightening cycle, the Fed Funds rate and benchmark Treasury yields remain well below normalized levels. While difficult to determine an exact target rate to attain equilibrium, many experts argue that a Fed Funds rate of approximately 3% seems a reasonable estimate. A continuation of modest growth and inflation, both likely in the 2.0% to 2.5% range, will warrant consistent and measured rate hikes of 25 basis points at a time. Averaging three to four adjustments per year, we would be facing a rather predictable next two years of hikes until we reach 3%. Unfortunately, as any grizzled market veteran can attest, economies, markets, and, for that matter, central banks never act in such a consistent manner. From quarter to quarter, growth can be quite erratic, prompting investors and markets to be temperamental and causing volatility to spike. Faced with this type of uncertainty and often too focused on the short term, a central bank typically adjusts the timing and size of its policy moves in an effort to fulfill its mission. The dual mandate of the Fed, maintaining full employment and stable prices, complicates their efforts as these two indicators do not always move together, especially in the short term. The fluid nature of all these inputs greatly increases the probability of policy errors.

Now in its eighth year, the current recovery has been notable for its tepid growth and subdued prices. Employment gains, though, have been adequate for a few years, with recent gains of approximately 180,000 per month - more than enough to further reduce the unemployment rate to 4.5%, the lowest since May 2007. The long absent price gains may finally be showing some signs of life, evidenced by wage gains of 2.7% and CPI at 2.4%. Thus, the prospect of maintaining monetary policy at emergency levels is likely unwarranted and may pose significant risks to the sustainability of the recovery.

With this economic backdrop, the continuation of an extremely low interest rate policy may increase the probability of bubbles materializing. Whether in real estate or the financial markets, a messy conclusion to a bubble will often result in a recession, so the timely removal of monetary accommodation grows in importance as the economy demonstrates sustainable growth. In addition, with several price measures near target levels, properly adjusting monetary policy now to avoid problematic inflation in the future will minimize the need for numerous larger hikes and help maintain Fed credibility.

Although it took quite some time to finally initiate the first rate hike in December 2015, the healthy employment sector and near target inflation has triggered two additional tightenings over the past few months. Furthermore, the Fed has begun discussing a strategy to reduce its immense balance sheet. Surprising many fixed income strategists, the Fed has discussed ceasing the reinvestment of interest and principal proceeds from not only mortgage-backed securities, but also U.S. Treasuries. But the larger shockwave to hit markets was the timetable for commencing the balance sheet reduction. Market expectations were for early 2018, but the Fed minutes indicated a preference for paring of the balance sheet later this year.

The complicated challenge of utilizing different monetary tools in the proper balance at the optimal time is exacerbated by the market’s interpretation of the Fed’s actions. News of an earlier than expected balance sheet reduction program, a tightening move, would normally be greeted with a selloff in the Treasury market and rising benchmark yields. However, the opposite occurred as investors (strangely) assumed that a reduction of the Fed’s bond holdings would limit the need for more traditional Fed Fund rate hikes. Going forward, monetary tightening actions may be construed in unconventional ways by the markets.

During the last several years, the Fed had the sole burden of attempting to at first revive and then accelerate domestic growth, but now fiscal policy is finally able to contribute. The resurgence of the equity rally and increase in bond yields was the post-election reaction to the expectation of more aggressive fiscal policies. The Trump administration was poised to enact pro-growth initiatives, including infrastructure spending and tax reform, but chose first to tackle healthcare. The exceedingly complex and daunting task of finding solutions acceptable to Congress and the public has proved elusive to date, which has damaged the prospects for the administration’s other fiscal initiatives and lowered the probability of any immediate boost from the fiscal side of the ledger.

It is expected that looser fiscal policy will eventually provide an offset to tighter monetary policy, but that balancing act will also prove challenging. There are lags to consider as fiscal and monetary policies often generate delayed effects on the real economy, yet often immediate reactions in the financial arena.

The demanding high wire act that the Fed faces, gauging the economy and balancing the ability to tighten monetary policy as fiscal eases come online, is further complicated by numerous geopolitical issues and the potential for additional issues with trading partners. The missile strikes in Syria exacerbated tensions with Russia and caused crude oil prices to spike. The situation in North Korea has intensified, with the Trump administration drawing a proverbial line in the sand and raising the odds of military action in the region. While debate on a border adjustment tax continues, the adoption of protectionist policies could damage relationships with long-standing friendly nations, negatively impact growth, and heighten import prices.

Entering a new political landscape with shifting monetary and fiscal cycles, Janet Yellen and team may benefit greatly from studying the gifted Blondin and talented Flying Wallendas. Winds can change quickly and missteps could inflict meaningful damage. Thus, following a lengthy rally and full valuations in many sectors of the market, and noting the precarious position of the Fed as it faces countervailing forces, volatility should be expected and caution seems warranted.

The First Western Fixed Income Fund (FWFIX)

Predictions for higher interest rates have been widespread over the past few years. However, it took the surprise election of Donald Trump to finally prompt a meaningful change in the economic outlook and an upward move in benchmark bond yields. Having defied the odds-makers, the initial reaction to a new administration was not well received on the evening of the election. However, with a new day came a new optimism and the beginning of an impressive rally for risk assets. The conciliatory tone of Trump’s victory speech, followed by the focus on the potential of his pro-growth initiatives, including tax cuts, infrastructure spending, and deregulation, propelled equity markets to new highs and pushed bond yields up dramatically. The change in the calendar did little to alter the path of the financial markets as the equity rally and bond selloff continued during the first quarter. An improving economy and the anticipation of pro-growth fiscal policies helped maintain the market momentum early in the quarter, with equities rallying and interest rates rising. While underlying fundamentals remain supportive, the inability of Congress to act on healthcare and the growing geopolitical tensions caused financial markets to turn. In addition to the political drama, investors continue to focus on Federal Reserve monetary actions, with an expected March rate hike and initial discussions on reducing the Fed’s balance sheet dominating headlines.

Having steadily moved higher since the November election, yields spent most of the first quarter on the same path. The Fund’s strategy of targeting a duration well below that of the index proved quite beneficial during the period. In addition, the incremental income generated from overweight allocations to corporate bonds and mortgage-backed securities, coupled with the meaningful underweight of U.S. Treasuries enabled comfortable outperformance. Investment grade corporate bonds enjoyed healthy demand in both the secondary and new issue market, with yield spreads narrowing. While bond bears appear encouraged by the expected March rate hike and earlier timetable for Fed balance sheet unwinding, the bulls are attempting to wrestle control of the market as concerns over fiscal initiatives mount. During the period, the First Western Fixed Income Fund experienced a loss of 0.36%, which easily outpaced the -2.19% return for the Bloomberg Barclays Aggregate Bond Index. Anticipating that moderate growth and inflation will pressure interest rates higher over the next few quarters, the strategy of maintaining a duration well short of the index remains prudent.

The First Western Short Duration Bond Fund (FWSBX)

Utilizing a strategy similar to that of FWFIX, the First Western Short Duration Bond Fund was able to generate a significant amount of additional income with overweight allocations to corporate bonds and mortgage-backed securities. As has been the case for some time, the Fund has not been holding U.S. Treasuries and federal agency debt due to the substantial yield advantage from other sectors of the fixed income market. With the upward trajectory of short-term rates, this approach has helped provide sizeable outperformance. The Fund has also targeted a duration very close to that of the index, despite the expectation for higher rates. Rather than reduce the duration of the Fund, which would result in a substantial decrease in yield, the focus on higher-yielding assets and lack of Treasuries is the preferred approach in this environment. Maintaining a larger than typical allocation to cash, however, limited the fund’s total return during the period. While recent geopolitical developments and mixed economic data may lead to a slower Fed timetable for rate hikes, the general health of corporate profits and strength in the housing market argue for the continuation of current portfolio strategy. During the period, the First Western Short Duration Bond Fund gained 0.76%, well ahead of the 0.07% increase for the Bank of America Merrill Lynch 1-3 Year Corporate and Government Index.

The First Western Short Duration High Yield Credit Fund (FWSHX)

A solid earnings backdrop and a healthy appetite for income continued to propel the high yield market to impressive gains. Since the energy-induced spread widening experienced in late 2015 and early 2016, high yield spreads have marched inwards and produced handsome returns. With the exception of a few struggling sectors, though, valuations appear stretched. Rotating out of fully valued positions and purchasing higher yielding bonds remains a focus, as ensuring proper compensation for each unit of risk is crucial. Though broad yield measures are inside historic norms, so too are default rates, which are well below 1% excluding the energy sector. As the markets attempt to analyze the impact of monetary, fiscal, and geopolitical activities, safe-haven Treasuries came back into favor over riskier assets. Heavy new issue supply and outflows from high yield funds also placed some downward pressure on the market. Fortunately, the additional income generated from high yield corporate bonds and the avoidance of troubled positions proved beneficial. For the period, the First Western Short Duration High Yield Credit Fund gained 5.60%, trailing the 6.16% gain of the Bank of America Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index. The reduced probability of enacting fiscal stimulus this year, coupled with yield spreads below historic norms and supply-demand imbalances, may induce heightened volatility in the months ahead.

Barry P. Julien, CFA®
President, Chief Investment Officer & Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For performance information current to the most recent month-end please call 1-800-292-6775.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of each Fund’s prospectus please call 1-800-292-6775 and a copy will be sent to you free of charge. Please read each prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

FIRST WESTERN FIXED INCOME FUND
Portfolio Information
February 28, 2017 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Bonds, 5.250%, due 02/15/29	2.7%
U.S. Treasury Bonds, 6.250%, due 08/15/23	2.2%
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A, 2.688%(a), due 08/25/33	1.2%
Impac CMB Trust, Series 2007-A-A, 1.021%(a), due 05/25/37	1.2%
Domino’s Pizza Master Issuer, LLC, 144A, Series 2015-1A, 3.484%, due 10/25/45	1.2%
Crown Castle Towers, LLC, 144A, 4.883%, due 08/15/20	1.1%
Tennessee Valley Authority, 7.125%, due 05/01/30	1.1%
CA, Inc., 4.500%, due 08/15/23	1.1%
Ares Capital Corporation, 3.625%, due 01/19/22	1.1%
AT&T, Inc., 4.250%, due 03/01/27	1.0%

(a)	Variable rate security. The rate shown is the effective interest rate as of February 28, 2017.

FIRST WESTERN SHORT DURATION BOND FUND
Portfolio Information
February 28, 2017 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
FNMA, Series 2015-27-MB, 2.000%, due 10/25/44	1.2%
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A6, 3.097%(a), due 07/25/34	1.2%
City of Las Vegas, Nevada, Revenue, 7.750%, due 09/01/29	1.1%
Continental Airlines, Inc., Series 2012-B, 6.250%, due 10/11/21	1.1%
Hyatt Hotels Corporation, 144A, 6.875%, due 08/15/19	1.1%
FHLMC, Series 4526-PJ, 3.000%, due 01/15/42	1.1%
Synchrony Financial, 2.600%, due 01/15/19	1.0%
Fidelity National Information Services, Inc., 3.625%, due 10/15/20	1.0%
Citigroup, Inc., 2.650%, due 10/26/20	1.0%
Wells Fargo & Company, 2.150%, due 01/30/20	1.0%

(a)	Variable rate security. The rate shown is the effective interest rate as of February 28, 2017.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
Portfolio Information
February 28, 2017 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
Beazer Homes USA, Inc., 144A, 8.750%, due 03/15/22	1.8%
FBM Finance, Inc., 144A, 8.250%, due 08/15/21	1.7%
iStar, Inc., 6.500%, due 07/01/21	1.7%
Kinetic Concepts, Inc., 144A, 12.500%, due 11/01/21	1.7%
Rivers Pittsburgh, L.P., 144A, 6.125%, due 08/15/21	1.6%
CSC Holdings, LLC, 6.750%, due 11/15/21	1.6%
Credit Acceptance Corporation, 6.125%, due 02/15/21	1.6%
HCA, Inc., 6.250%, due 02/15/21	1.6%
Enviva Partners, L.P., 144A, 8.500%, due 11/01/21	1.6%
Constellis Holdings, LLC, 144A, 9.750%, due 05/15/20	1.6%

FIRST WESTERN FIXED INCOME FUND Schedule of Investments February 28, 2017 (Unaudited)
U.S. TREASURY OBLIGATIONS — 9.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	1.750%	05/15/23	$420,000	$411,272
U.S. Treasury Bonds	6.250%	08/15/23	1,150,000	1,438,937
U.S. Treasury Bonds	2.375%	08/15/24	650,000	656,170
U.S. Treasury Notes	2.250%	11/15/24	500,000	499,472
U.S. Treasury Notes	2.250%	11/15/25	690,000	684,960
U.S. Treasury Notes	1.625%	02/15/26	650,000	611,508
U.S. Treasury Bonds	5.250%	02/15/29	1,400,000	1,802,227
Total U.S. Treasury Obligations (Cost $6,164,582)				$6,104,546

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank — 0.4%
Federal Farm Credit Bank	5.150%	11/15/19	$250,000	$272,741

Federal Home Loan Bank — 1.0%
Federal Home Loan Bank	2.625%	03/11/22	300,000	307,841
Federal Home Loan Bank	2.125%	03/10/23	350,000	349,706
				657,547
Tennessee Valley Authority — 1.1%
Tennessee Valley Authority	7.125%	05/01/30	500,000	717,604

Total U.S. Government Agency Obligations (Cost $1,614,789)				$1,647,892

MORTGAGE-BACKED SECURITIES — 34.9%	Coupon	Maturity	Par Value	Value
Commercial — 28.8%
ABN AMRO Mortgage Corporation, Series 2003-12-1A	5.000%	12/25/33	$156,481	$159,730
ACE Securities Corporation, Series 2005-SD1-M1 (a)	1.521%	11/25/50	72,264	72,338
American Home Mortgage Investment Trust, Series 2004-4-3A (a)	1.371%	02/25/45	287,214	284,784
Bank of America Funding Corporation, Series 2004-A-3A1 (a)	3.402%	02/25/34	326,038	313,410

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 34.9% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 28.8% (Continued)
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	3.101%	03/20/35	$140,707	$141,476
Bank of America Mortgage Securities, Series 2003-I-3A1 (a)	3.297%	10/25/33	294,810	300,302
Bayview Financial Acquisition Trust, Series 2006-B-1A3 (b)	6.159%	04/28/36	108,613	108,118
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (a)	3.293%	01/25/34	575,467	577,530
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (a)	1.451%	11/25/34	201,143	196,694
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	4.670%	09/25/34	42,053	42,957
Citigroup Mortgage Loan Trust, Inc., Series 2009-6-6A1 (a)	1.006%	07/25/36	17,636	17,513
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-11A1 (a)	1.106%	05/25/37	38,786	38,633
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (a)	1.971%	11/25/34	550,438	541,368
Countrywide Home Loans, Inc., Series 2003-49-A9 (a)	3.145%	12/19/33	205,213	208,608
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-8R-5A1 (a)	5.819%	05/26/37	11,130	11,123
CS First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	3.330%	11/25/32	329,361	322,038
CS First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	107,791	111,057
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	179,570	175,894
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (a)	1.656%	11/25/34	281,499	276,874
Goldman Sachs Mortgage Securities Trust, 144A, Series 2005-SEA2-A1 (a)	1.121%	01/25/45	108,570	107,821
GSAA Home Equity Trust, Series 2004-11-2A1 (a)	1.431%	12/25/34	290,142	290,158
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	3.020%	05/19/33	203,060	199,592

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 34.9% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 28.8% (Continued)
Impac CMB Trust, Series 2004-10-4A2 (a)	1.711%	03/25/35	$316,462	$297,068
Impac CMB Trust, Series 2005-4-2A1 (a)	1.371%	05/25/35	521,093	500,135
Impac CMB Trust, Series 2007-A-A (a)	1.021%	05/25/37	858,327	814,868
Impac Secured Assets Corporation, Series 2003-3-A1 (a)	4.911%	08/25/33	97,129	99,607
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (a)	1.291%	01/25/36	486,416	465,157
JPMorgan Mortgage Trust, Series 2003-A1 (a)	2.592%	10/25/33	448,725	439,321
JPMorgan Mortgage Trust, Series 2004-A1-4A1 (a)	2.763%	02/25/34	460,976	455,708
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (a)	2.787%	06/25/34	359,501	356,197
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (a)	2.974%	12/25/34	207,338	211,955
JPMorgan Mortgage Trust, Series 2013-3-A3 (a)	3.419%	07/25/43	276,992	276,667
JPMorgan Re-REMIC, 144A, Series 2009-9-A1 (a)	6.000%	09/26/36	6,543	6,537
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (a)	3.315%	06/26/45	600,000	598,835
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (a)	1.331%	10/25/34	541,147	506,275
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (a)	3.630%	09/25/33	343,119	340,668
Master Asset Securitization Trust, Series 2003-5-1A1	5.500%	06/25/33	6,035	6,062
Master Asset Securitization Trust, Series 2003-8-1A1	5.500%	09/25/33	25,496	25,852
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	269,865	274,260
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (a)	3.512%	05/25/34	394,513	398,636
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (a)	3.289%	12/25/34	684,802	684,960
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A2 (a)	1.041%	11/25/35	10,035	10,022

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 34.9% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 28.8% (Continued)
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	$209,887	$218,096
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)	4.610%	08/25/35	440,211	455,199
Opteum Mortgage Acceptance Corporation, Series 2005-5-2AD2 (a)	5.850%	12/25/35	366,717	373,138
RBS Commercial Funding Trust, 144A, Series 2010-RR3-MSCA (a)	5.903%	06/16/49	148,225	148,140
Residential Funding Mortgage Security I, Inc., Series 2003-S12-3A1	3.750%	12/25/32	175,353	173,665
Sequoia Mortgage Trust, Series 2003-8-A1 (a)	1.416%	01/20/34	379,103	361,526
Sequoia Mortgage Trust, Series 2004-6-A2 (a)	1.336%	07/20/34	574,680	539,253
Sequoia Mortgage Trust, Series 2012-3-A2 (a)	3.000%	07/25/42	250,183	243,420
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/25/42	207,982	205,025
Silverleaf Finance, LLC, 144A, Series 2012-D-A	3.000%	03/17/25	44,905	44,911
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4A4 (a)	3.220%	02/25/34	427,306	429,643
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (a)	1.731%	08/25/33	323,144	320,130
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (a)	1.469%	02/19/35	628,230	584,720
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A1 (a)	1.469%	01/19/34	97,941	94,605
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (a)	1.469%	12/19/34	380,145	385,289
Structured Asset Securities Corporation, Series 1998-11-2B1 (a)	3.371%	01/25/32	68,420	63,994
Structured Asset Securities Corporation, Series 1998-11-2B2 (a)	3.371%	01/26/32	62,728	57,815

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 34.9% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 28.8% (Continued)
Structured Asset Securities Corporation, Series 2003-9A-2A1 (a)	2.872%	03/25/33	$307,432	$305,715
Structured Asset Securities Corporation, Series 2003-29-3A1 (a)	4.885%	09/25/33	458,045	454,735
Structured Asset Securities Corporation, Series 2003-29-5A2 (a)	5.250%	09/25/33	120,326	121,518
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	151,501	159,643
Wa-Mu Mortgage Pass-Through Certificates,Series 2003-AR7-A7 (a)	2.670%	08/25/33	215,641	216,463
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.688%	08/25/33	811,493	821,079
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (a)	1.852%	02/27/34	240,412	236,098
Wells Fargo Mortgage-Backed Securities, Series 2003-G-A1 (a)	2.895%	06/25/33	8,078	8,115
Wells Fargo Mortgage-Backed Securities, Series 2003-J-2A7 (a)	2.968%	10/25/33	376,070	378,817
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	2.901%	11/25/33	330,753	333,607
				19,001,167
Federal Home Loan Mortgage Corporation — 3.3%
FHLMC, Series 2999-ND	4.500%	07/15/20	39,402	40,224
FHLMC, Series 2515-UP	5.500%	10/15/22	98,525	105,063
FHLMC, Series 2690-TV	4.500%	11/15/25	71,909	72,760
FHLMC, Series 3827-HA	3.500%	11/15/25	202,893	212,060
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	494,577
FHLMC, Series 2569-LD	5.500%	02/15/33	133,095	147,648
FHLMC, Series 3793-UA	4.000%	06/15/33	119,917	126,089
FHLMC, Series 2785-GD	4.500%	10/15/33	7,239	7,321
FHLMC, Series 3017-MK	5.000%	12/15/34	8,494	8,772
FHLMC, Series 4011-NP	3.000%	07/15/39	98,401	99,213

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 34.9% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 3.3% (Continued)
FHLMC, Series 3843-JA	4.000%	04/15/40	$120,365	$127,059
FHLMC, Series 4017-MA	3.000%	03/15/41	111,518	113,434
FHLMC, Series 4077-AP	4.000%	01/15/42	288,831	302,488
FHLMC, Series 4183-PA	3.500%	01/15/43	285,871	298,151
				2,154,859
Federal National Mortgage Association — 2.1%
FNMA, Series 2003-89-LC	4.500%	09/25/18	16,071	16,372
FNMA, Series 2003-83-PG	5.000%	06/25/23	16,759	17,200
FNMA, Series 2015-M11-A1	2.097%	04/25/25	502,311	495,131
FNMA, Series 2005-80-BA	5.000%	04/25/29	80,734	87,031
FNMA, Series 2009-96-DB	4.000%	11/25/29	432,009	457,982
FNMA, Pool #MA0584	4.500%	10/01/40	68,527	71,895
FNMA, Series 2014-80-KA	2.000%	03/25/44	207,841	200,453
FNMA, Series 2011-100-QM	4.000%	10/25/50	18,590	18,769
				1,364,833
Government National Mortgage Association — 0.5%
GNMA, Series 2009-104-KA	4.500%	08/15/39	244,167	258,936
GNMA, Series 2011-159-EA	4.000%	10/20/40	7,142	7,241
GNMA, Series 2011-138-PX	4.000%	06/20/41	78,041	81,251
				347,428
Small Business Administration — 0.2%
SBA, Series 2009-20A-1	5.720%	01/01/29	137,507	150,984

Total Mortgage-Backed Securities (Cost $22,980,662)				$23,019,271

MUNICIPAL BONDS — 2.2%	Coupon	Maturity	Par Value	Value
California State Housing Finance Agency	3.650%	08/01/25	$650,000	$665,210
Florida State Department of Environmental Protection, Series B, Preservation Revenue	6.026%	07/01/21	350,000	380,604
New Jersey State Economic Development Authority, Revenue Bond	3.882%	06/15/19	400,000	405,884
Total Municipal Bonds (Cost $1,412,172)				$1,451,698

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
ASSET-BACKED SECURITIES — 2.2%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 2015-1A-A21	3.262%	02/20/19	$637,000	$640,409
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1A	3.484%	10/25/45	814,688	808,365
Total Asset-Backed Securities (Cost $1,445,881)				$1,448,774

CORPORATE BONDS — 39.7%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 2.6%
AutoNation, Inc.	5.500%	02/01/20	$550,000	$591,985
GameStop Corporation, 144A	6.750%	03/15/21	375,000	387,187
International Game Technology	5.500%	06/15/20	368,000	383,401
QVC, Inc.	5.125%	07/02/22	350,000	370,646
				1,733,219
Consumer Staples — 2.6%
Anheuser-Busch InBev SA/NV	3.300%	02/01/23	550,000	562,106
CVS Health Corporation	3.500%	07/20/22	600,000	619,501
Kroger Company (The)	4.000%	02/01/24	500,000	523,659
				1,705,266
Energy — 2.0%
El Paso, LLC	6.500%	09/15/20	143,000	160,874
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	500,000	511,312
Magellan Midstream Partners, L.P.	5.000%	03/01/26	600,000	663,073
				1,335,259
Financials — 12.5%
Air Lease Corporation	4.250%	09/15/24	570,000	591,168
Ally Financial, Inc.	5.750%	11/20/25	300,000	316,875
Ares Capital Corporation	3.625%	01/19/22	700,000	693,361
Aspen Insurance Holdings, Ltd.	4.650%	11/15/23	610,000	641,145
Bank of America Corporation	4.250%	10/22/26	650,000	662,518
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	510,000	495,975
Fairfax Financial Holdings, Ltd., 144A	4.875%	08/13/24	600,000	614,614
Fidelity National Information Services, Inc.	3.000%	08/15/26	650,000	615,834
International Lease Finance Corporation	4.625%	04/15/21	475,000	505,011
JPMorgan Chase & Company	3.125%	01/23/25	650,000	643,171

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
CORPORATE BONDS — 39.7% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 12.5% (Continued)
Morgan Stanley	4.100%	05/22/23	$520,000	$539,651
Raymond James Financial, Inc.	3.625%	09/15/26	625,000	615,857
SVB Financial Group	3.500%	01/29/25	625,000	612,883
Wells Fargo & Company	4.300%	07/22/27	650,000	676,672
				8,224,735
Health Care — 1.9%
Actavis Funding SCS	3.450%	03/15/22	625,000	638,892
HCA, Inc.	5.250%	06/15/26	555,000	586,219
				1,225,111
Industrials — 4.3%
Air Canada, 144A, Series 2013-1B	5.375%	11/15/22	577,143	600,229
American Airlines Group Pass-Through Trust, 144A, Series 2013-1-B	5.625%	01/15/21	484,181	503,549
Continental Airlines, Inc., Series 1999-1	6.545%	02/02/19	205,131	217,951
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	213,824	227,722
Delta Air Lines, Inc., Series 2009-1A	7.750%	12/17/19	82,423	91,489
General Motors Financial Company	3.700%	05/09/23	525,000	530,200
Icahn Enterprises, L.P.	5.875%	02/01/22	385,000	393,154
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	256,132	269,579
				2,833,873
Information Technology — 4.1%
Activison Blizzard, Inc., 144A	3.400%	09/15/26	655,000	637,441
Baidu, Inc.	3.000%	06/30/20	560,000	569,230
Broadcom Corporation	3.625%	01/15/24	250,000	252,788
CA, Inc.	4.500%	08/15/23	673,000	707,952
Tencent Holdings Ltd., 144A	3.800%	02/11/25	550,000	564,883
				2,732,294
Materials — 0.9%
Westlake Chemical Corporation	3.600%	07/15/22	584,000	590,048

Real Estate — 3.3%
American Campus Communities, Inc.	3.350%	10/01/20	635,000	646,509
AvalonBay Communities, Inc.	3.500%	11/15/24	600,000	611,476

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
CORPORATE BONDS — 39.7% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate — 3.3% (Continued)
Healthcare Trust of America Holdings, L.P.	3.700%	04/15/23	$500,000	$501,058
WEA Finance, LLC, 144A	2.700%	09/17/19	400,000	404,601
				2,163,644
Telecommunication Services — 5.5%
American Tower Trust I, 144A	3.070%	03/15/23	500,000	500,000
AT&T, Inc.	4.250%	03/01/27	675,000	686,440
CBS Corporation	2.900%	01/15/27	625,000	582,542
Charter Communications Operating LLC, 144A	4.464%	07/23/22	470,000	493,268
Crown Castle Towers, LLC, 144A	4.883%	08/15/20	690,000	735,419
Sprint Spectrum, L.P., 144A	3.360%	03/20/23	650,000	652,437
				3,650,106

Total Corporate Bonds (Cost $25,829,999)				$26,193,555

MONEY MARKET FUNDS — 8.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.41% (c) (Cost $5,604,666)	5,604,666	$5,604,666

Total Investments at Value — 99.3% (Cost $65,052,751)		$65,470,402

Other Assets in Excess of Liabilities — 0.7%		444,670

Net Assets — 100.0%		$65,915,072

144A – This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $9,388,367 at February 28, 2017, representing 14.2% of net assets (Note 9).

(a)	Variable rate security. The rate shown is the effective interest rate as of February 28, 2017.

(b)	Step Coupon.

(c)	The rate shown is the 7-day effective yield as of February 28, 2017.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments February 28, 2017 (Unaudited)
MORTGAGE-BACKED SECURITIES — 39.6%	Coupon	Maturity	Par Value	Value
Commercial — 26.4%
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (a)	1.971%	10/25/34	$330,310	$328,852
ACE Securities Corporation, Series 2003-NC1-A2A (a)	1.611%	07/25/33	234,621	200,983
ACE Securities Corporation, Series 2005-SD1-M1 (a)	1.521%	11/25/50	57,811	57,871
Adjustable Rate Mortgage Trust, Series 2005-3-8A2 (a)	1.011%	07/25/35	496,609	487,719
Adjustable Rate Mortgage Trust, Series 2005-3-8A32 (a)	1.091%	07/25/35	624,529	606,333
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.749%	12/25/35	143,427	147,745
American Home Mortgage Investment Trust, Series 2004-3-6A1 (b)	4.820%	10/25/34	373,231	377,695
American Home Mortgage Investment Trust, Series 2005-1-5A1 (a)	3.315%	06/25/45	112,211	111,596
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	3.101%	03/20/35	589,880	593,105
Bank of America Funding Corporation, Series 2005-D-A1 (a)	3.077%	05/25/35	686,758	702,248
Bank of America Mortgage Securities, Inc., Series 2004-1-2A1 (a)	5.500%	02/25/34	248,803	252,585
Bayview Financial Acquisition Trust, Series 2006-B-1A3 (b)	6.159%	04/28/36	36,204	36,039
BCRR Trust, 144A, Series 2009-1-2A1 (a)	5.857%	07/17/40	45,215	45,223
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (a)	1.451%	11/25/34	37,714	36,880
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	4.670%	09/25/34	18,924	19,330
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2004-RR2-A (a)	2.997%	05/25/34	493,190	498,223
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-11A1 (a)	1.106%	05/25/37	25,857	25,755
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (a)	1.971%	11/25/34	561,998	552,737

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 39.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 26.4% (Continued)
Countrywide Home Loans, Inc., Series 2003-15-2A1 (a)	5.000%	06/25/18	$50,741	$47,460
Countrywide Home Loans, Inc., Series 2004-J7 (a)	5.000%	09/25/19	220,549	223,584
Countrywide Home Loans, Inc., Series 2004-6-2A5 (a)	1.551%	11/25/34	677,072	660,568
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-8R-5A1 (a)	5.819%	05/26/37	74,155	74,105
Credit Suisse Commercial Mortgage Trust, Series 2007-C5-A4 (a)	5.695%	09/15/40	243,119	245,307
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1	4.750%	09/25/19	492,934	499,981
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-2A1 (a)	3.074%	03/25/34	1,094,243	1,109,771
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	3.080%	09/25/34	886,287	877,011
Credit Suisse First Boston Mortgage Securitization, Series 2005-6-1A2 (a)	1.041%	07/25/35	59,317	58,241
Credit Suisse Mortgage Trust, Series 2009-14R-2A1	5.000%	06/26/37	1,170,668	1,192,457
Equity One ABS, Inc., Series 2002-4-AVI (a)	1.351%	02/25/33	438,203	437,190
First Horizon Mortgage Pass-Through Trust, Series 2003-AR3-3A1 (a)	2.988%	09/25/33	755,490	766,832
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	71,828	70,358
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (a)	1.656%	11/25/34	132,858	130,675
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	2.869%	10/25/33	155,090	156,639
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A1	5.500%	09/25/34	112,009	113,490

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 39.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 26.4% (Continued)
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2 (a)	1.271%	06/25/35	$194,205	$184,438
Goldman Sachs Mortgage Securities Trust, 144A, Series 2005-SEA2-A1 (a)	1.121%	01/25/45	293,131	291,109
GSAA Home Equity Trust, Series 2004-11-2A1 (a)	1.431%	12/25/34	633,037	633,073
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/25/33	675,096	687,485
GSR Mortgage Loan Trust, Series 2005-AR6-1 (a)	3.104%	09/25/35	165,306	170,890
Harborview Mortgage Loan Trust, Series 2004-4-2A (a)	1.329%	06/19/34	148,943	138,670
Impac CMB Trust, Series 2005-4-2A1 (a)	1.371%	05/25/35	354,485	340,228
Impac CMB Trust, Series 2007-A-A (a)	1.021%	05/25/37	450,779	427,955
Jefferies & Company, 144A, Series 2009-R9-1A1 (a)	2.815%	08/26/46	39,420	39,582
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (a)	1.291%	01/25/36	836,810	800,237
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	2.562%	10/25/33	216,316	213,713
JPMorgan Re-REMIC, 144A, Series 2009-9-A1	6.000%	09/26/36	3,681	3,677
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (a)	3.315%	06/26/45	1,000,000	998,058
Master Adjustable Rate Mortgages Trust, Series 2004-13-2A1 (a)	3.058%	04/21/34	568,427	583,399
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (a)	3.023%	07/25/34	732,786	743,285
MASTR Asset Alternative Loans Trust, Series 2003-1-2A1	6.500%	01/25/33	731,914	752,367
MASTR Asset Securitization Trust, Series 2003-8-2A1	4.500%	09/25/18	84,287	83,757
MASTR Asset Securitization Trust, Series 2003-104A1	4.500%	11/25/18	577,568	580,852
MASTR Asset Securitization Trust, Series 2004-8-3A1	5.250%	08/25/19	269,569	275,021

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 39.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 26.4% (Continued)
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	$205,331	$208,311
MASTR Asset Securitization Trust, Series 2003-11-7A	5.250%	12/25/33	1,093,723	1,108,157
MASTR Specialized Loan Trust, 144A, Series 2005-3-A1 (a)	1.131%	11/25/35	136,413	132,037
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (a)	1.451%	04/25/28	147,050	141,915
Morgan Stanley Capital, Inc., Series 2004-SD2-A (a)	1.671%	04/25/34	73,084	72,529
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A2 (a)	1.041%	11/25/35	10,043	10,031
Mortgage IT Trust, Series 2004-2-M1 (a)	1.596%	12/25/34	461,074	423,582
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	1,175,366	1,221,338
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)	4.610%	08/25/35	964,062	996,886
Option One Mortgage Loan Trust, Series 2005-1-A1A (a)	1.271%	02/25/35	755,181	753,558
Orange Lake Timeshare Trust, 144A, Series 2012-AA-A	3.450%	03/10/27	47,511	47,738
Provident Funding Mortgage Loan Trust, Series 2003-1-A (a)	2.941%	08/25/33	538,415	538,949
Provident Funding Mortgage Loan Trust, Series 2005-1-2A1 (a)	3.038%	05/25/35	343,914	333,171
RBS Commercial Funding Trust, 144A, Series 2010-RR3-MSCA (a)	5.903%	06/16/49	111,169	111,105
RBSSP Resecuritization Trust, 144A, Series 2010-3-4A1 (a)	3.549%	12/26/35	271,812	272,548
Residential Asset Mortgage Products, Inc., Series 2004-RS12-AI6 (a)	4.547%	12/25/34	4,005	4,026
Residential Asset Mortgage Products, Inc., Series 2005-SP3-A3 (a)	1.161%	12/25/35	15,188	15,153
Residential Asset Securities Corporation, Series 2003-KS10-AI6	4.540%	12/25/33	31,086	31,769

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 39.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 26.4% (Continued)
Residential Funding Mortgage Security I, Inc., Series 2003-S12-3A1 (a)	3.750%	12/25/32	$204,884	$202,911
Sequoia Mortgage Trust, Series 2012-1-2A1	3.474%	01/25/42	653,665	666,692
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/25/42	193,472	190,721
Silverleaf Finance, LLC, 144A, Series 2012-D-A	3.000%	03/17/25	10,777	10,779
Soundview Home Equity Loan Trust, Series 2003-2-A2 (a)	2.071%	11/25/33	80,988	80,151
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	3.065%	09/25/34	257,824	256,478
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (a)	1.731%	08/25/33	484,717	480,195
Structured Asset Investment Loan Trust, Series 2003-BC9-3A3 (a)	1.471%	08/25/33	175,037	172,877
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-1A1 (a)	1.369%	07/19/34	555,956	531,580
Structured Asset Securities Corporation, Series 2003-29-5A2 (a)	5.250%	09/25/33	220,690	222,876
Structured Asset Securities Corporation, Series 2003-34A-3A4 (a)	3.097%	11/25/33	474,860	465,945
Structured Asset Securities Corporation, Series 2004-GEL3-A (a)	1.731%	08/25/34	174,975	171,974
Truman Capital Mortgage Loan Trust, 144A, Series 2005-1-A (a)	1.208%	03/25/37	136,348	134,413
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	2.670%	08/25/33	257,051	258,030
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.688%	08/25/33	356,814	361,029
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (a)	1.852%	02/27/34	68,689	67,457

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 39.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 26.4% (Continued)
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS3-2A1 (a)	5.250%	03/25/18	$74,306	$74,643
Wells Fargo Mortgage Loan Trust, 144A, Series 2010-RR1-1 (a)	3.012%	02/27/37	567,996	571,631
Wells Fargo Mortgage-Backed Securities, Series 2005-2-2A1 (a)	4.750%	04/25/20	132,232	134,346
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	2.901%	11/25/33	496,130	500,411
Wells Fargo Mortgage-Backed Securities, Series 2003-0-5A1 (a)	2.895%	01/25/34	473,564	482,954
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A6 (a)	3.097%	07/25/34	1,518,752	1,545,158
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	3.097%	07/25/34	66,436	67,591
Wells Fargo Mortgage-Backed Securities, Series 2005-AR10-2A2 (a)	3.052%	06/25/35	474,421	487,529
Wells Fargo Mortgage-Backed Securities, Series 2006-AR8-1A3 (a)	3.111%	04/25/36	404,187	399,933
				34,653,491
Federal Home Loan Mortgage Corporation — 3.4%
FHLMC, Series 3861-A	4.500%	01/15/29	20,848	21,080
FHLMC, Series 2580-PY	4.000%	03/15/33	327,981	339,614
FHLMC, Series 4529-HA	3.000%	07/15/36	918,813	925,805
FHLMC, Series 3837-JA	4.000%	05/15/38	5,110	5,235
FHLMC, Series 3687-CB	2.500%	11/15/38	410,047	415,616
FHLMC, Series 4417-HD	2.250%	11/15/41	815,796	818,228
FHLMC, Series 4312-GA	2.500%	12/15/41	506,372	504,039
FHLMC, Series 4526-PJ	3.000%	01/15/42	1,369,743	1,378,472
				4,408,089
Federal National Mortgage Association — 7.8%
FNMA, Series 2011-102-VA	3.500%	01/25/23	796,367	818,160
FNMA, Series 2003-48-TC	5.000%	06/25/23	158,481	167,829
FNMA, Series 2005-80-BA	5.000%	04/25/29	282,568	304,609

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 39.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association — 7.8% (Continued)
FNMA, Series 2004-9-DH	4.000%	06/25/33	$69,096	$70,754
FNMA, Series 2005-109-PC	6.000%	12/25/35	355,404	393,834
FNMA, Series 2008-17-PA	4.500%	10/25/37	537,220	568,996
FNMA, Series 2008-49-PA	5.000%	04/25/38	474,778	510,864
FNMA, Series 2010-152-DA	3.000%	05/25/39	276,326	278,714
FNMA, Series 2011-15-W (a)	3.485%	06/25/39	431,388	445,582
FNMA, Series 2009-94-DA	4.500%	10/25/39	1,159,759	1,238,661
FNMA, Series 2010-109-N	3.000%	10/25/40	745,957	762,470
FNMA, Series 2012-102-PA	4.500%	03/25/41	325,878	339,428
FNMA, Series 2013-9-CB	5.500%	04/25/42	701,831	780,614
FNMA, Series 2015-55-QA	3.500%	10/25/42	966,227	991,630
FNMA, Series 2012-136-PD	2.500%	11/25/42	491,851	496,584
FNMA, Series 2014-80-KA	2.000%	03/25/44	489,037	471,654
FNMA, Series 2015-27-MB	2.000%	10/25/44	1,665,647	1,617,333
				10,257,716
Government National Mortgage Association — 1.9%
GNMA, Pool #GN615735	5.000%	07/15/23	248,446	275,222
GNMA, Series 2010-10-NH	4.000%	12/20/38	235,163	244,633
GNMA, Series 2010-115-HW	3.500%	05/20/39	213,273	218,381
GNMA, Series 2012-10-LD	3.000%	07/20/40	564,121	581,834
GNMA, Series 2011-159-EA	4.000%	10/20/40	17,856	18,103
GNMA, Series 2014-184-ED	3.000%	12/20/43	1,120,053	1,129,161
				2,467,334
Small Business Administration — 0.1%
SBA, Series 2002-20K (a)	5.080%	11/01/22	117,824	124,531

Total Mortgage-Backed Securities (Cost $52,035,565)				$51,911,161

MUNICIPAL BONDS — 2.3%	Coupon	Maturity	Par Value	Value
City of Las Vegas, Nevada, Revenue	7.750%	09/01/29	$1,230,000	$1,415,447
New Jersey State Economic Development Authority, Revenue Bond	3.882%	06/15/19	970,000	984,269
San Francisco City & County Redevelopment Agency, Revenue	2.120%	08/01/18	625,000	628,656
Total Municipal Bonds (Cost $3,012,845)				$3,028,372

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
ASSET-BACKED SECURITIES — 1.6%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 2015-1A-A21	3.262%	02/20/19	$955,500	$960,613
Domino's Pizza Master Issuer, LLC, 144A, Series 2012-1A-A2	5.216%	01/25/42	1,141,427	1,160,112
Total Asset-Backed Securities (Cost $2,133,073)				$2,120,725

CORPORATE BONDS — 50.6%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 5.5%
AutoNation, Inc.	6.750%	04/15/18	$1,117,000	$1,175,220
Choice Hotel International, Inc.	5.700%	08/28/20	780,000	847,470
D.R. Horton, Inc.	4.000%	02/15/20	1,000,000	1,040,000
Expedia, Inc.	7.456%	08/15/18	600,000	642,829
GameStop Corporation, 144A	6.750%	03/15/21	555,000	573,038
Hyatt Hotels Corporation, 144A	6.875%	08/15/19	1,250,000	1,381,796
International Game Technology	5.500%	06/15/20	500,000	520,925
QVC, Inc.	3.125%	04/01/19	941,000	953,169
				7,134,447
Consumer Staples — 0.5%
Kraft Heinz Company	2.000%	07/02/18	690,000	691,916

Energy — 3.7%
Columbia Pipeline Group, Inc.	2.450%	06/01/18	840,000	844,583
EnLink Midstream Partners, L.P.	2.700%	04/01/19	900,000	904,488
EQT Corporation	8.125%	06/01/19	1,003,000	1,124,240
Kinder Morgan, Inc.	7.250%	06/01/18	1,105,000	1,176,116
Spectra Energy Capital, LLC	6.200%	04/15/18	715,000	747,621
				4,797,048
Financials — 18.7%
Air Lease Corporation	2.125%	01/15/20	845,000	836,175
Ally Financial, Inc.	4.125%	03/30/20	655,000	677,106
Ameriprise Financial, Inc.	7.300%	06/28/19	760,000	848,592
Ares Capital Corporation	4.875%	11/30/18	1,000,000	1,042,183
Aviation Capital Group Corporation, 144A	4.625%	01/31/18	1,113,000	1,140,825
Bank of America Corporation	2.151%	11/09/20	500,000	495,901
Bank of America Corporation	5.650%	05/01/18	725,000	756,751
Bank One Corporation (b)	8.530%	03/01/19	450,000	506,016
Citigroup, Inc.	2.650%	10/26/20	1,270,000	1,278,161
Citizens Bank, N.A.	2.500%	03/14/19	500,000	504,352

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
CORPORATE BONDS — 50.6% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 18.7% (Continued)
CNA Financial Corporation	6.950%	01/15/18	$661,000	$689,421
Digital Realty Trust, L.P.	5.875%	02/01/20	937,000	1,025,215
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	550,000	580,358
Fidelity National Financial, Inc.	6.600%	05/15/17	913,000	921,600
Fidelity National Information Services, Inc.	3.625%	10/15/20	1,250,000	1,296,466
First Horizon National Corporation	3.500%	12/15/20	720,000	737,019
First Tennessee Bank, N.A.	2.950%	12/01/19	300,000	303,599
Goldman Sachs Group, Inc.	2.600%	04/23/20	1,200,000	1,208,386
Icahn Enterprises, L.P.	6.000%	08/01/20	790,000	821,608
International Lease Finance Corporation	6.250%	05/15/19	750,000	813,773
JPMorgan Chase & Company	6.300%	04/23/19	500,000	545,416
Morgan Stanley	2.800%	06/16/20	1,140,000	1,156,540
Oaktree Capital Management, L.P., 144A	6.750%	12/02/19	600,000	664,036
Raymond James Financial, Inc.	8.600%	08/15/19	975,000	1,114,941
Standard Chartered plc, 144A	2.100%	08/19/19	1,250,000	1,239,456
Synchrony Financial	2.600%	01/15/19	1,300,000	1,310,982
TIAA-CREF Asset Management Finance Company, LLC, 144A	2.950%	11/01/19	765,000	779,748
Wells Fargo & Company	2.150%	01/30/20	1,250,000	1,254,979
				24,549,605
Health Care — 3.2%
Actavis Funding SCS	2.450%	06/15/19	830,000	835,174
Fresenius Medical Care AG & Company, 144A	5.625%	07/31/19	535,000	572,450
HCA, Inc.	4.250%	10/15/19	500,000	520,000
Humana, Inc.	7.200%	06/15/18	718,000	767,299
McLaren Health Care Corporation	1.964%	05/15/18	600,000	598,995
Mylan N.V.	2.500%	06/07/19	880,000	880,510
				4,174,428
Industrials — 5.2%
Air Canada, 144A	5.000%	09/15/20	425,000	429,760
America West Airlines, Inc., Series 2000-01	8.057%	07/02/20	26,086	29,347
American Airlines Group Pass-Through Trust, 144A, Series 2011-1	7.000%	01/31/18	281,086	291,626

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
CORPORATE BONDS — 50.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 5.2% (Continued)
American Airlines Group Pass-Through Trust, 144A, Series 2013-1-B	5.625%	01/15/21	$968,363	$1,007,097
Continental Airlines, Inc., Series 1998-1	6.648%	09/15/17	38,129	38,269
Continental Airlines, Inc., Series 1998-3	6.820%	05/01/18	34,787	35,657
Continental Airlines, Inc., Series 2000-1	8.048%	11/01/20	90,702	99,318
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	44,239	47,115
Continental Airlines, Inc., Series 2001-1	6.703%	06/15/21	136,843	144,370
Continental Airlines, Inc., Series 2012-B	6.250%	10/11/21	1,319,568	1,382,247
Continental Airlines, Inc., Series 2012-2-B	5.500%	04/29/22	1,176,829	1,223,902
Delta Air Lines, Inc., Series 2009-1A	7.750%	12/17/19	272,187	302,127
Domtar Corporation	10.750%	06/01/17	95,000	96,944
General Motors Financial Company, Inc.	2.400%	05/09/19	875,000	881,325
Sappi Ltd., 144A	7.750%	07/15/17	250,000	251,750
US Airways, Inc., Series 2001-1G	7.076%	03/20/21	536,936	575,864
				6,836,718
Information Technology — 5.4%
Autodesk, Inc.	3.125%	06/15/20	1,025,000	1,038,512
Baidu, Inc.	3.000%	06/30/20	765,000	777,609
Broadcom Corporation, 144A	2.375%	01/15/20	1,245,000	1,246,155
CA, Inc.	5.375%	12/01/19	1,014,000	1,100,472
Dell, Inc., 144A	3.480%	06/01/19	870,000	889,671
Juniper Networks, Inc.	3.125%	02/26/19	1,015,000	1,035,375
Tencent Holdings, Ltd., 144A	2.875%	02/11/20	975,000	984,318
				7,072,112
Materials — 2.1%
Cytec Industries, Inc.	8.950%	07/01/17	157,000	159,925
Georgia-Pacific, LLC, 144A	2.539%	11/15/19	880,000	890,073
LyondellBasell Industries N.V.	5.000%	04/15/19	1,000,000	1,057,542
Smurfit Kappa Acquisitions, 144A	4.875%	09/15/18	625,000	644,750
				2,752,290

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
Corporate Bonds — 50.6% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate — 0.2%
National Retail Properties, Inc.	6.875%	10/15/17	$293,000	$302,162

Telecommunication Services — 6.1%
American Tower Corporation	3.400%	02/15/19	525,000	537,174
American Tower Corporation	2.800%	06/01/20	535,000	537,148
AT&T, Inc.	5.200%	03/15/20	1,025,000	1,108,819
CBS Corporation	5.750%	04/15/20	1,010,000	1,111,528
Cox Communications, Inc., 144A	6.250%	06/01/18	650,000	682,987
Cox Communications, Inc., 144A	9.375%	01/15/19	360,000	403,108
Grupo Televisa, S.A.B.	6.000%	05/15/18	600,000	629,056
Interpublic Group of Companies, Inc. (The)	2.250%	11/15/17	985,000	987,879
Sprint Spectrum, L.P., 144A	3.360%	03/20/23	1,250,000	1,254,688
Verizon Communications, Inc.	2.625%	02/21/20	750,000	759,788
				8,012,175

Total Corporate Bonds (Cost $66,244,883)				$66,322,901

MONEY MARKET FUNDS — 5.4%	Shares	Values
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.41% (c) (Cost $7,042,784)	7,042,784	$7,042,784

Total Investments at Value — 99.5% (Cost $130,469,150)		$130,425,943

Other Assets in Excess of Liabilities — 0.5%		604,284

Net Assets — 100.0%		$131,030,227

144A – This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $22,143,481 at February 28, 2017, representing 16.9% of net assets (Note 9).

(a)	Variable rate security. The rate shown is the effective interest rate as of February 28, 2017.

(b)	Step coupon.

(c)	The rate shown is the 7-day effective yield as of February 28, 2017.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments February 28, 2017 (Unaudited)
CORPORATE BONDS — 96.1%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 19.6%
APX Group Holdings, Inc.	8.750%	12/01/20	$600,000	$621,000
Ashton Woods USA, LLC, 144A	6.875%	02/15/21	500,000	498,750
Beazer Homes USA, Inc., 144A	8.750%	03/15/22	683,000	740,973
CEC Entertainment, Inc.	8.000%	02/15/22	580,000	610,450
Constellis Holdings, LLC, 144A	9.750%	05/15/20	600,000	642,000
GameStop Corporation, 144A	6.750%	03/15/21	600,000	619,500
Jack Ohio Finance, LLC, 144A	6.750%	11/15/21	500,000	518,750
Jo-Ann Stores Holdings, Inc., 144A	9.750%	10/15/19	500,000	473,750
KB Home	4.750%	05/15/19	600,000	614,250
Lennar Corporation	4.125%	01/15/22	350,000	354,375
MGM Resorts International	6.625%	12/15/21	520,000	580,450
NCL Corporation Ltd., 144A	4.750%	12/15/21	600,000	612,000
NPC International, Inc.	10.500%	01/15/20	500,000	515,000
Rivers Pittsburgh, L.P., 144A	6.125%	08/15/21	650,000	664,820
				8,066,068
Consumer Staples — 5.0%
Bumble Bee Holdings, Inc., 144A	9.625%	03/15/18	500,000	488,750
First Quality Finance Company	4.625%	05/15/21	525,000	521,719
Simmons Foods, Inc., 144A	7.875%	10/01/21	515,000	542,037
Wells Enterprises, Inc., 144A	6.750%	02/01/20	467,000	482,761
				2,035,267
Energy — 12.3%
American Midstream Partners, L.P., 144A	8.500%	12/15/21	600,000	612,000
Crestwood Midstream Partners, L.P.	6.125%	03/01/22	580,000	599,575
Enviva Partners, L.P., 144A	8.500%	11/01/21	600,000	642,750
Genesis Energy, L.P.	5.750%	02/15/21	500,000	507,500
Martin Midstream Partners, L.P.	7.250%	02/15/21	500,000	508,125
NuStar Logistics, L.P.	4.800%	09/01/20	450,000	463,500
Peabody Securities Finance Corporation, 144A	6.000%	03/31/22	575,000	586,500
SemGroup Corporation	7.500%	06/15/21	600,000	627,000
SM Energy Company	6.500%	11/15/21	500,000	511,250
				5,058,200
Financials — 21.2%
AerCap Ireland Capital Ltd.	4.500%	05/15/21	600,000	634,998
Ally Financial, Inc.	4.125%	03/30/20	45,000	46,519
Ally Financial, Inc.	4.250%	04/15/21	550,000	567,187

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments (Continued)
CORPORATE BONDS — 96.1% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 21.2% (Continued)
CIT Group, Inc.	5.375%	05/15/20	$500,000	$535,000
Credit Acceptance Corporation	6.125%	02/15/21	650,000	658,125
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	500,000	486,250
FBM Finance, Inc., 144A	8.250%	08/15/21	650,000	695,630
Fly Leasing Ltd.	6.375%	10/15/21	550,000	572,000
Hub Holdings, LLC, 144A	8.125%	07/15/19	600,000	604,500
Icahn Enterprises, L.P.	5.875%	02/01/22	600,000	612,708
iStar, Inc.	6.500%	07/01/21	650,000	684,125
Ladder Capital Finance Holdings, LLLP, 144A	5.875%	08/01/21	420,000	422,100
LMI Aerospace, Inc.	7.375%	07/15/19	515,000	524,656
NewStar Financial, Inc.	7.250%	05/01/20	500,000	512,500
Park Aerospace Holdings, Ltd., 144A	5.250%	08/15/22	600,000	625,500
Provident Funding Associates, L.P., 144A	6.750%	06/15/21	500,000	508,750
				8,690,548
Health Care — 8.4%
Envision Healthcare Corporation, 144A	5.125%	07/01/22	500,000	511,875
HCA, Inc.	6.250%	02/15/21	600,000	654,750
Kindred Healthcare, Inc.	8.000%	01/15/20	550,000	555,500
Kinetic Concepts, Inc., 144A	12.500%	11/01/21	605,000	679,112
Select Medical Corporation	6.375%	06/01/21	550,000	553,438
Tenet Healthcare Corporation	8.000%	08/01/20	500,000	511,250
				3,465,925
Industrials — 9.9%
Air Canada, 144A	5.000%	09/15/20	550,000	556,160
Fiat Chrysler Automobiles N.V.	4.500%	04/15/20	600,000	619,500
Neovia Logistics Intermediate Holdings, LLC, 144A	10.000%	02/15/18	527,203	390,130
Sappi Ltd., 144A	7.750%	07/15/17	400,000	402,800
Shape Technologies Group, 144A	7.625%	02/01/20	550,000	564,438
Techniplas, LLC, 144A	10.000%	05/01/20	450,000	428,625
XPO Logistics, Inc., 144A	6.500%	06/15/22	525,000	551,250
Zachry Holdings, Inc., 144A	7.500%	02/01/20	550,000	566,500
				4,079,403

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments (Continued)
CORPORATE BONDS — 96.1% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology — 3.1%
BCP Singapore VI Cayman Financing Company, 144A	8.000%	04/15/21	$400,000	$404,000
Curo Financial Technologies Corporation, 144A	12.000%	03/01/22	285,000	292,481
Dell, Inc., 144A	5.875%	06/15/21	550,000	581,977
				1,278,458
Materials — 5.9%
Ardagh Packaging Finance plc, 144A	6.750%	01/31/21	240,000	248,832
Ardagh Packaging Finance plc, 144A	6.000%	06/30/21	360,000	373,500
Coeur Mining, Inc.	7.875%	02/01/21	241,000	248,832
Cornerstone Chemical Company, 144A	9.375%	03/15/18	350,000	354,375
Petra Diamonds Ltd., 144A	8.250%	05/31/20	550,000	574,750
SunCoke Energy Partners, L.P.	7.375%	02/02/20	605,000	617,100
				2,417,389
Telecommunication Services — 9.2%
Cequel Communications Holdings I, LLC, 144A	5.125%	12/15/21	600,000	610,692
Clear Channel International BV, 144A	8.750%	12/15/20	600,000	636,000
CSC Holdings, LLC	6.750%	11/15/21	600,000	658,500
Digicel Group, Ltd., 144A	8.250%	09/30/20	525,000	463,969
Frontier Communications Corporation	8.750%	04/15/22	600,000	600,000
Hughes Satellite Systems Corporation	7.625%	06/15/21	500,000	554,375
SiTV, LLC, 144A	10.375%	07/01/19	425,000	250,750
				3,774,286
Utilities — 1.5%
NRG Energy, Inc.	6.250%	07/15/22	600,000	610,500

Total Corporate Bonds (Cost $38,325,710)				$39,476,044

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments (Continued)
MONEY MARKET FUNDS — 2.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.41% (a) (Cost $885,902)	885,902	$885,902

Total Investments at Value — 98.2% (Cost $39,211,612)		$40,361,946

Other Assets in Excess of Liabilities — 1.8%		725,893

Net Assets — 100.0%		$41,087,839

144A – This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $20,910,287 at February 28, 2017, representing 50.9% of net assets (Note 9).

(a)	The rate shown is the 7-day effective yield as of February 28, 2017.

See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST Statements of Assets and Liabilities February 28, 2017 (Unaudited)
	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
ASSETS
Investments in securities:
At amortized cost	$65,052,751	$130,469,150	$39,211,612
At value (Note 2)	$65,470,402	$130,425,943	$40,361,946
Cash	42,967	1,459,318	—
Dividends and interest receivable	341,889	898,459	621,718
Receivable for investment securities sold	—	—	708,500
Receivable for capital shares sold	134,000	17,000	52,297
Other assets	18,666	25,608	21,385
TOTAL ASSETS	66,007,924	132,826,328	41,765,846

LIABILITIES
Dividends payable	49,524	56,848	62,303
Payable for investment securities purchased	10,181	848,250	46,491
Payable for capital shares redeemed	509	825,505	540,682
Payable to Adviser (Note 4)	9,096	31,186	12,029
Payable to administrator (Note 4)	9,090	14,860	6,975
Other accrued expenses	14,452	19,452	9,527
TOTAL LIABILITIES	92,852	1,796,101	678,007

NET ASSETS	$65,915,072	$131,030,227	$41,087,839

Net assets consist of:
Paid-in capital	$65,551,233	$131,553,287	$40,071,182
Accumulated net investment income	5,511	2,676	3,682
Accumulated net realized losses from security transactions	(59,323)	(482,529)	(137,359)
Net unrealized appreciation (depreciation) on investments	417,651	(43,207)	1,150,334
NET ASSETS	$65,915,072	$131,030,227	$41,087,839

PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to Institutional Shares	$65,915,072	$131,030,227	$41,087,839
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	6,749,682	13,172,480	4,000,114
Net asset value, offering and redemption price per share (Note 2)	$9.77	$9.95	$10.27

See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST Statements of Operations For the Six Months Ended February 28, 2017 (Unaudited)
	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
INVESTMENT INCOME
Interest	$978,962	$1,579,054	$1,384,816
Dividends	4,356	7,517	1,739
	983,318	1,586,571	1,386,555
EXPENSES
Investment advisory fees (Note 4)	160,227	225,768	151,194
Administration fees (Note 4)	32,112	64,651	20,187
Pricing costs	22,327	31,163	7,312
Professional fees	19,521	19,521	19,521
Fund accounting fees (Note 4)	18,211	21,464	15,273
Registration and filing fees	11,876	16,518	12,942
Custodian and bank service fees	11,634	17,905	6,159
Compliance service fees (Note 4)	10,000	10,000	10,000
Trustees’ fees and expenses (Note 4)	8,141	8,141	8,141
Transfer agent fees (Note 4)	6,000	7,500	7,500
Postage and supplies	2,182	2,271	1,929
Reports to shareholders	1,414	1,474	1,234
Insurance expense	737	931	660
Other expenses	1,630	2,068	1,470
TOTAL EXPENSES	306,012	429,375	263,522
Less fee reductions by the Adviser (Note 4)	(113,740)	(42,344)	(72,010)
NET EXPENSES	192,272	387,031	191,512

NET INVESTMENT INCOME	791,046	1,199,540	1,195,043

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	43,392	90,405	507,669
Net change in unrealized appreciation (depreciation) on investments	(1,075,028)	(385,967)	515,263

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,031,636)	(295,562)	1,022,932

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(240,590)	$903,978	$2,217,975

See accompanying notes to financial statements.

FIRST WESTERN FIXED INCOME FUND Statements of Changes in Net Assets
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
FROM OPERATIONS
Net investment income	$791,046	$1,689,741
Net realized gains from security transactions	43,392	335,012
Net change in unrealized appreciation (depreciation) on investments	(1,075,028)	1,371,140
Net increase (decrease) in net assets from operations	(240,590)	3,395,893

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	(908,952)	(1,844,231)
From net realized gains on investments, Institutional Shares	(159,909)	(174,607)
Net decrease in net assets from distributions to shareholders	(1,068,861)	(2,018,838)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	8,756,510	16,177,068
Reinvestments of distributions to shareholders	673,686	1,266,584
Payments for shares redeemed	(9,074,237)	(16,123,374)
Net increase in net assets from capital share transactions	355,959	1,320,278

TOTAL INCREASE (DECREASE) IN NET ASSETS	(953,492)	2,697,333

NET ASSETS
Beginning of period	66,868,564	64,171,231
End of period	$65,915,072	$66,868,564

ACCUMULATED NET INVESTMENT INCOME	$5,511	$20,686

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	896,881	1,649,581
Shares issued in reinvestment of distributions to shareholders	68,822	129,079
Shares redeemed	(925,777)	(1,641,219)
Net increase in shares outstanding	39,926	137,441
Shares outstanding, beginning of period	6,709,756	6,572,315
Shares outstanding, end of period	6,749,682	6,709,756

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND Statements of Changes in Net Assets
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
FROM OPERATIONS
Net investment income	$1,199,540	$1,959,247
Net realized gains from security transactions	90,405	177,854
Net change in unrealized appreciation (depreciation) on investments	(385,967)	427,881
Net increase in net assets from operations	903,978	2,564,982

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	(1,496,726)	(2,276,757)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	40,286,883	101,164,897
Reinvestments of distributions to shareholders	1,121,040	1,661,991
Payments for shares redeemed	(49,532,809)	(38,365,978)
Net increase (decrease) in net assets from capital share transactions	(8,124,886)	64,460,910

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,717,634)	64,749,135

NET ASSETS
Beginning of period	139,747,861	74,998,726
End of period	$131,030,227	$139,747,861

ACCUMULATED NET INVESTMENT INCOME	$2,676	$9,474

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	4,042,906	10,150,304
Shares issued in reinvestment of distributions to shareholders	112,662	166,757
Shares redeemed	(4,967,528)	(3,847,495)
Net increase (decrease) in shares outstanding	(811,960)	6,469,566
Shares outstanding, beginning of period	13,984,440	7,514,874
Shares outstanding, end of period	13,172,480	13,984,440

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Statements of Changes in Net Assets
	Six Months Ended February 28, 2017 (Unaudited)	Period Ended August 31, 2016(a)
FROM OPERATIONS
Net investment income	$1,195,043	$2,060,132
Net realized gains (losses) from security transactions	507,669	(632,561)
Net change in unrealized appreciation (depreciation) on investments	515,263	635,071
Net increase in net assets from operations	2,217,975	2,062,642

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	(1,210,969)	(2,041,036)
From net realized gains on investments, Institutional Shares	—	(11,955)
Net decrease in net assets from distributions to shareholders	(1,210,969)	(2,052,991)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	5,064,832	56,011,926
Reinvestments of distributions to shareholders	763,989	1,286,937
Payments for shares redeemed	(8,282,838)	(14,773,664)
Net increase (decrease) in net assets from capital share transactions	(2,454,017)	42,525,199

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,447,011)	42,534,850

NET ASSETS
Beginning of period	42,534,850	—
End of period	$41,087,839	$42,534,850

ACCUMULATED NET INVESTMENT INCOME	$3,682	$19,608

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	499,557	5,636,358
Shares issued in reinvestment of distributions to shareholders	75,501	133,112
Shares redeemed	(819,588)	(1,524,826)
Net increase (decrease) in shares outstanding	(244,530)	4,244,644
Shares outstanding, beginning of period	4,244,644	—
Shares outstanding, end of period	4,000,114	4,244,644

(a)	Represents the period from the commencement of operations (October 1, 2015) through August 31, 2016.

See accompanying notes to financial statements.

FIRST WESTERN FIXED INCOME FUND INSTITUTIONAL SHARES Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended Feb. 28, 2017 (Unaudited)		Year Ended Aug. 31, 2016	Year Ended Aug. 31, 2015	Year Ended Aug. 31, 2014	Period Ended Aug. 31, 2013(a)
Net asset value at beginning of period	$9.97		$9.76	$9.93	$9.66	$10.00

Income (loss) from investment operations:
Net investment income	0.12		0.25	0.24	0.23	0.17
Net realized and unrealized gains (losses) on investments	(0.15)		0.25	(0.07)	0.39	(0.28)
Total from investment operations	(0.03)		0.50	0.17	0.62	(0.11)

Less distributions:
From net investment income	(0.14)		(0.27)	(0.27)	(0.26)	(0.23)
From net realized gains on investments	(0.03)		(0.02)	(0.07)	(0.09)	—
Total distributions	(0.17)		(0.29)	(0.34)	(0.35)	(0.23)

Net asset value at end of period	$9.77		$9.97	$9.76	$9.93	$9.66

Total return (b)	(0.36	%)(c)	5.25%	1.74%	6.58%	(1.08	%)(c)

Net assets at end of period (000’s)	$65,915		$66,869	$64,171	$64,565	$58,309

Ratio of total expenses to average net assets (d)	0.95	%(e)	0.93%	0.92%	0.95%	1.07	%(e)

Ratio of net expenses to average net assets	0.60	%(e)	0.60%	0.60%	0.60%	0.60	%(e)

Ratio of net investment income to average net assets	2.46	%(e)	2.51%	2.40%	2.30%	1.86	%(e)

Portfolio turnover rate	17	%(c)	38%	129%	421%	340	%(c)

(a)	Represents the period from the commencement of operations (November 1, 2012) through August 31, 2013.

(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees, the total returns would have been lower.

(c)	Not annualized.

(d)	Ratios were determined based on expenses prior to any fee reductions by the Adviser (Note 4).

(e)	Annualized.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND INSTITUTIONAL SHARES Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended Feb. 28, 2017 (Unaudited)		Year Ended Aug. 31, 2016	Year Ended Aug. 31, 2015	Year Ended Aug. 31, 2014	Period Ended Aug. 31, 2013(a)
Net asset value at beginning of period	$9.99		$9.98	$10.07	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.09		0.20	0.19	0.18	0.05
Net realized and unrealized gains (losses) on investments	(0.01)		0.03	(0.06)	0.19	(0.11)
Total from investment operations	0.08		0.23	0.13	0.37	(0.06)

Less distributions:
From net investment income	(0.12)		(0.22)	(0.21)	(0.19)	(0.05)
From net realized gains on investments	—		—	(0.01)	—	—
Total distributions	(0.12)		(0.22)	(0.22)	(0.19)	(0.05)

Net asset value at end of period	$9.95		$9.99	$9.98	$10.07	$9.89

Total return (b)	0.76	%(c)	2.35%	1.39%	3.77%	(0.58	%)(c)

Net assets at end of period (000’s)	$131,030		$139,748	$74,999	$63,322	$23,699

Ratio of total expenses to average net assets (d)	0.66	%(e)	0.71%	0.75%	0.89%	1.26	%(e)

Ratio of net expenses to average net assets	0.60	%(e)	0.60%	0.60%	0.60%	0.60	%(e)

Ratio of net investment income to average net assets	1.86	%(e)	1.96%	1.89%	1.81%	1.64	%(e)

Portfolio turnover rate	24	%(c)	45%	63%	61%	19	%(c)

(a)	Represents the period from the commencement of operations (April 26, 2013) through August 31, 2013.

(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees and/or reimbursed expenses, the total returns would have been lower.

(c)	Not annualized.

(d)	Ratios were determined based on expenses prior to any fee reductions and/or expense reimbursements by the Adviser (Note 4).

(e)	Annualized.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND INSTITUTIONAL SHARES Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended Feb. 28, 2017 (Unaudited)		Period Ended Aug. 31, 2016(a)
Net asset value at beginning of period	$10.02		$10.00

Income from investment operations:
Net investment income	0.30		0.49
Net realized and unrealized gains on investments	0.25		0.02
Total from investment operations	0.55		0.51

Less distributions:
From net investment income	(0.30)		(0.49)
From net realized gains on investments	—		(0.00	)(b)
Total distributions	(0.30)		(0.49)

Net asset value at end of period	$10.27		$10.02

Total return (c)	5.60	%(d)	5.40	%(d)

Net assets at end of period (000’s)	$41,088		$42,535

Ratio of total expenses to average net assets (e)	1.31	%(f)	1.23	%(f)

Ratio of net expenses to average net assets	0.95	%(f)	0.95	%(f)

Ratio of net investment income to average net assets	5.92	%(f)	5.94	%(f)

Portfolio turnover rate	52	%(d)	103	%(d)

(a)	Represents the period from the commencement of operations (October 1, 2015) through August 31, 2016.

(b)	Rounds to less than 0.01 per share.

(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees, the total returns would have been lower.

(d)	Not annualized.

(e)	Ratios were determined based on expenses prior to any fee reductions by the Adviser (Note 4).

(f)	Annualized.

See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements
February 28, 2017 (Unaudited)

1. Organization

First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund (individually, a “Fund,” and, collectively, the “Funds”) are each a diversified series of The First Western Funds Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 2, 2012. First Western Fixed Income Fund commenced operations on November 1, 2012. First Western Short Duration Bond Fund commenced operations on April 26, 2013. First Western Short Duration High Yield Credit Fund commenced operations on October 1, 2015.

The investment objective of First Western Fixed Income Fund is total return. The investment objective of First Western Short Duration Bond Fund is to seek a high level of income consistent with preservation of capital and liquidity. The investment objective of First Western Short Duration High Yield Credit Fund is to seek a high level of income and capital appreciation.

Each Fund has registered two classes of shares, Institutional shares and Retail shares. As of the date of this report, Retail shares of each Fund are not currently offered. When both classes of each Fund are offered, each share class will represent an ownership interest in the corresponding Fund’s investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impacts financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement preparation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

Securities valuation – Securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the “Adviser”) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board. Investments in registered investment companies are reported at their respective net asset values (“NAVs”) as reported by those companies.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2017:

First Western Fixed Income Fund

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$6,104,546	$—	$6,104,546
U.S. Government Agency Obligations	—	1,647,892	—	1,647,892
Mortgage-Backed Securities	—	23,019,271	—	23,019,271
Municipal Bonds	—	1,451,698	—	1,451,698
Asset-Backed Securities	—	1,448,774	—	1,448,774
Corporate Bonds	—	26,193,555	—	26,193,555
Money Market Funds	5,604,666	—	—	5,604,666
Total	$5,604,666	$59,865,736	$—	$65,470,402

First Western Short Duration Bond Fund

	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$51,911,161	$—	$51,911,161
Municipal Bonds	—	3,028,372	—	3,028,372
Asset-Backed Securities	—	2,120,725	—	2,120,725
Corporate Bonds	—	66,322,901	—	66,322,901
Money Market Funds	7,042,784	—	—	7,042,784
Total	$7,042,784	$123,383,159	$—	$130,425,943

First Western Short Duration High Yield Credit Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$39,476,044	$—	$39,476,044
Money Market Funds	885,902	—	—	885,902
Total	$885,902	$39,476,044	$—	$40,361,946

As of February 28, 2017, the Funds did not have any transfers into and out of any Level. In addition, the Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2017. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended February 28, 2017 and August 31, 2016 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
First Western Fixed Income Fund:
Institutional Shares
February 28, 2017	$1,018,731	$50,130	$1,068,861
August 31, 2016	$1,955,216	$63,622	$2,018,838

First Western Short Duration Bond Fund:
Institutional Shares
February 28, 2017	$1,496,726	$—	$1,496,726
August 31, 2016	$2,276,757	$—	$2,276,757

First Western Short Duration High Yield Credit Fund:
Institutional Shares
February 28, 2017	$1,210,969	$—	$1,210,969
August 31, 2016	$2,052,991	$—	$2,052,991

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2017:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Tax cost of portfolio investments	$65,052,751	$130,470,412	$39,215,867
Gross unrealized appreciation	$801,160	$500,526	$1,434,304
Gross unrealized depreciation	(383,509)	(544,995)	(288,225)
Net unrealized appreciation (depreciation) on investments	417,651	(44,469)	1,146,079
Accumulated ordinary income	55,035	59,524	65,985
Accumulated capital and other losses	(59,323)	(481,267)	(133,104)
Distributions payable	(49,524)	(56,848)	(62,303)
Accumulated earnings (deficit)	$363,839	$(523,060)	$1,016,657

The difference between the tax and book undistributed ordinary income and the tax and book undistributed net realized capital gains is due to the differing tax treatments of net short-term capital gains and the timing of tax deductions for distributions payable as of February 28, 2017. The difference between the federal income tax cost of portfolio investments and the financial statement cost for First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

As of August 31, 2016, First Western Short Duration Bond Fund had capital loss carryforwards for federal income tax purposes of $206,950, of which $142,518 is short-term and $64,432 is long-term. These capital loss carryforwards may be carried forward indefinitely and are available to offset net realized capital gains in the current and future years, thereby reducing future taxable capital gain distributions.

For the six months ended February 28, 2017, First Western Fixed Income Fund and First Western Short Duration Bond Fund reclassified $102,731 and $290,388, respectively, of undistributed net investment income against accumulated net realized losses from security transactions on the Statements of Assets and Liabilities due to permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP. These differences are due to the tax treatment of paydown adjustments and over-distribution adjustments. Such reclassifications had no effect on each Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal income tax returns for the current and all open tax years (tax years ended August 31, 2013 through August 31, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended February 28, 2017, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Purchases of investment securities	$9,590,803	$25,987,316	$20,317,371
Proceeds from sales and maturities of investment securities	$12,437,152	$33,615,975	$22,910,073

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

During the six months ended February 28, 2017, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Purchases of investment securities	$713,520	$3,742,746	$—
Proceeds from sales and maturities of investment securities	$1,007,598	$6,169,591	$—

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

Under the terms of an Investment Advisory Agreement between the Trust and the Adviser, First Western Fixed Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.50% of its average daily net assets. Under the terms of a separate Investment Advisory Agreement between the Trust and the Adviser, First Western Short Duration Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.35% of its average daily net assets. Under the terms of a separate Investment Advisory Agreement between the Trust and the Adviser, First Western Short Duration High Yield Credit Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

The Adviser has contractually agreed until January 1, 2018 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to 0.60% of the average daily net assets allocable to Institutional Shares of each of First Western Fixed Income Fund and First Western Short Duration Bond Fund. The Adviser has contractually agreed until January 1, 2019 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to 0.95% of the average daily net assets of First Western Short Duration High Yield Credit Fund - Institutional Shares. During the six months ended February 28, 2017, the Adviser reduced its advisory fees by $113,740, $42,344 and $72,010 with respect to First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund, respectively.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause a Fund’s ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to exceed the agreed upon expense limitations. As of February 28, 2017, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $661,143, $317,471 and $171,301 with respect to First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund, respectively. The Adviser may recover these amounts no later than the dates stated below:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
August 31, 2017	$107,260	$59,462	$—
August 31, 2018	216,907	105,732	—
August 31, 2019	223,236	109,933	99,291
February 29, 2020	113,740	42,344	72,010
	$661,143	$317,471	$171,301

Certain officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Funds, or of Ultimus Fund Distributors, LLC (“UFD”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

OTHER SERVICE PROVIDERS

Ultimus provides administration, fund accounting, compliance, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities.

Pursuant to the terms of a Distribution Agreement with the Trust, UFD provides distribution services and serves as principal underwriter for each Fund. UFD is a wholly-owned subsidiary of Ultimus. UFD is compensated by the Adviser (not the Funds) for its services to the Trust.

TRUSTEES’ COMPENSATION

Effective January 1, 2017, each Fund pays each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) $10,000 annually, plus reimbursement of travel and other expenses incurred in attending meetings. Prior to January 1, 2017,

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

each Fund paid each Independent Trustee $5,000 annually, plus reimbursement of travel and other expenses incurred in attending meetings. Trustees who are affiliated with the Adviser do not receive compensation from the Funds.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Bank Line of Credit

Each Fund has an uncommitted $3,500,000 senior secured line of credit with its custodian bank. Borrowings under these arrangements bear interest at a rate per annum equal to the bank’s Prime Rate at the time of borrowing. During the six months ended February 28, 2017, none of the Funds borrowed under their respective lines of credit.

7. Risks Associated with Mortgage-Backed Securities

First Western Fixed Income Fund and First Western Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in mortgage-backed securities. This means each Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in mortgage-backed securities, the

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

Funds will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in mortgage-backed securities. As of February 28, 2017, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 34.9% and 39.6%, respectively, of the value of their net assets invested in mortgage-backed securities.

8. Risks Associated with Lower Rated Debt Securities

First Western Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” bonds.

9. Risks Associated with Rule 144A Securities

Rule 144A securities are restricted securities that are exempt from registration under the Securities Act of 1933, as amended and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of February 28, 2017, First Western Short Duration High Yield Credit Fund had 50.9% of the value of its net assets invested in Rule 144A securities.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

FIRST WESTERN FUNDS TRUST
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2016) and held until the end of the period (February 28, 2017).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

FIRST WESTERN FUNDS TRUST
About Your Funds’ Expenses (Unaudited) (Continued)

First Western Fixed Income Fund

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Actual Fund Return	$ 1,000.00	$ 996.40	0.60%	$ 2.97
Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,021.82	0.60%	$ 3.01

First Western Short Duration Bond Fund

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Actual Fund Return	$ 1,000.00	$ 1,007.60	0.60%	$ 2.99
Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,021.82	0.60%	$ 3.01

First Western Fixed Short Duration High Yield Credit Fund

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Actual Fund Return	$ 1,000.00	$ 1,056.00	0.95%	$ 4.84
Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.08	0.95%	$ 4.76

(a)	Annualized, based on the Fund's most recent one-half year expenses.

(b)	Expenses are equal to the Funds' annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FIRST WESTERN FUNDS TRUST
Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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FIRST WESTERN FUNDS TRUST

Investment Adviser

First Western Capital
Management Company
1900 Avenue of the Stars
Suite 900
Los Angeles, CA 90067

Administrator

Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-800-292-6775

Legal Counsel

Sullivan & Worcester LLP
1666 K Street, NW
Washington, D.C. 20006

Distributor

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Board of Trustees

Debbie Silversmith
E. Keith Wirtz
Debra L. McGinty-Poteet

Executive Officers

Debbie Silversmith, President
Robert G. Dorsey, Vice President
Theresa M. Bridge, Treasurer
Lené Simnioniew, Secretary
Martin R. Dean, Chief Compliance Officer

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Western Funds Trust

By (Signature and Title)*		/s/ Debbie Silversmith
Debbie Silversmith, President

Date	May 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Debbie Silversmith
Debbie Silversmith, President

Date	May 9, 2017

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Accounting Officer

Date	May 9, 2017

*	Print the name and title of each signing officer under his or her signature.